Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 195,076
Operating loss carryforward, No expiry	27,321
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	166,935
Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	719
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,475
Operating loss carryforward, No expiry	3,475
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	23,753
Operating loss carryforward, No expiry	23,753
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	7
Operating loss carryforward, No expiry	7
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Operating loss carryforward, No expiry	2
Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	82
Operating loss carryforward, No expiry	82
Gibraltar
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Operating loss carryforward, No expiry	2
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,447
Tax Year 2025 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,447
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,165
Tax Year 2026 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,165
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21,328
Tax Year 2027 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21,325
Tax Year 2027 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	26,301
Tax Year 2028 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	26,297
Tax Year 2028 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	59,192
Tax Year 2029 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	59,188
Tax Year 2029 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22,626
Tax Year 2030 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22,626
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	20,896
Tax Year 2031 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	20,887
Tax Year 2031 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	81
Tax Year 2032 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	81
Tax Year 2035
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	185
Tax Year 2035 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	185
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2037 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	220
Tax Year 2039 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	220
Tax Year 2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	91
Tax Year 2040 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	91
Tax Year 2042
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	45
Tax Year 2042 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	45
Tax Year 2044
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	19
Tax Year 2044 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 19